Debt - Additional Information (Detail) - USD ($) $ in Thousands						9 Months Ended		12 Months Ended
	Dec. 31, 2020	May 22, 2020	Mar. 17, 2020	Dec. 31, 2019	Jul. 02, 2018	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 28, 2019	Jun. 30, 2017
Debt instrument, Amortization payments, Frequency
Debt instrument, collateral	All obligations under the June 2017 First Lien Loan are secured, subject to permitted liens and other exceptions, by first-priority perfected security interests in substantially all of the assets of the Company
Hoya Intermediate, LLC [Member]
Debt instrument, Amortization payments, Frequency
Gain loss on extinguishment of debt						$ 0	$ (685)	$ (685)	$ (2,414)
Proceeds from long term lines of credit							50,000	50,000
Debt instrument, unamortized discount	$ 6,500							6,500
Debt issuance costs net	$ 1,979							$ 1,979
Debt instrument, covenant compliance								As of December 31, 2020, the Company was in compliance with all of its debt covenants related to the June 2017 First Lien Loan and May 2020 First Lien Loan.
Long term debt, maturity date	Jun. 30, 2024							Jun. 30, 2024		Oct. 28, 2019
Debt instrument, amortization payments, frequency	quarterly
Debt instrument, amortization payments, percentage	1.00%
Percentage of excess cash flow subject to leverage ratio	50.00%
Debt instrument, Interest rate during period	4.50%			5.30%
Debt instrument maturity date range, end	May 22, 2026
Debt instrument, maturity date range, start	Jun. 30, 2024
Debt instrument, Amortization payments to be paid	$ 0							$ 0
Debt instrument, interest rate, effective percentage	11.50%							11.50%
Debt instrument, face amount		$ 260,000
Hoya Intermediate, LLC [Member] | May 2021 Lien Loan First Prepayment [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument covenant description						The Company is subject to certain reporting and compliance-related covenants to remain in good standing under the June 2017 First Lien Loan and May 2020 First Lien Loan. These covenants, among other things, limit the ability of the Company to incur additional indebtedness, and in certain circumstances, create restrictions on the ability to enter into transactions with affiliates; create liens; merge or consolidate; and make certain payments. Non-compliance with these covenants and failure to remedy could result in the acceleration of the loans or foreclosure on the collateral.
Hoya Intermediate, LLC [Member] | Period Ending Prior To May 22 2022 [Member]
Debt instrument, Amortization payments, Frequency
Long term debt, percentage bearing fixed interest, percentage rate	11.50%							11.50%
Hoya Intermediate, LLC [Member] | On And After May 22 2022 But Prior To May 22 2023 [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, Interest rate, stated percentage	5.00%							5.00%
Hoya Intermediate, LLC [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	5.00%
Debt instrument, floor rate	1.00%
Hoya Intermediate, LLC [Member] | London Interbank Offered Rate (LIBOR) [Member] | May 2021 Lien Loan First Prepayment [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	9.50%
Hoya Intermediate, LLC [Member] | Base Rate [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, floor rate	2.00%
Hoya Intermediate, LLC [Member] | Base Rate [Member] | May 2021 Lien Loan First Prepayment [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	8.50%
Hoya Intermediate, LLC [Member] | Interest Expense [Member]
Debt instrument, Amortization payments, Frequency
Amortization of debt issuance costs and discounts								$ 3,655	2,860
Hoya Intermediate, LLC [Member] | First Lien Loan Amended [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, Increase decrease in commited amount					$ 115,000
Hoya Intermediate, LLC [Member] | Revolving Credit Facility [Member]
Debt instrument, Amortization payments, Frequency
Gain loss on extinguishment of debt								685
Proceeds from long term lines of credit			$ 50,000
Line of credit facility, expiration date		May 22, 2020
Line of credit facility, Periodic payment				$ 0
Hoya Intermediate, LLC [Member] | First Lien Debt Facility [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, face amount											$ 575,000
Hoya Intermediate, LLC [Member] | First Lien Debt Facility [Member] | Revolving Credit Facility [Member]
Debt instrument, Amortization payments, Frequency
Line of credit facility, maximum borrowing capacity											50,000
Hoya Intermediate, LLC [Member] | Second Lien Credit Facility [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, face amount											185,000
Hoya Intermediate, LLC [Member] | Occur Prior To May 22 2022 [Member]
Debt instrument, Amortization payments, Frequency
Extinguishment of debt, Prepayment penalty percentage	6.00%
Hoya Intermediate, LLC [Member] | On Or After May 22 2022 Prior To May 22 2023 [Member]
Debt instrument, Amortization payments, Frequency
Extinguishment of debt, Prepayment penalty percentage	6.00%
Hoya Intermediate, LLC [Member] | On Or After May 22 2022 Prior To May 22 2023 [Member] | Base Rate [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	4.00%
Hoya Intermediate, LLC [Member] | Occur Prior To May 22 2023 [Member] | May 2021 Lien Loan First Prepayment [Member]
Debt instrument, Amortization payments, Frequency
Extinguishment of debt, Amount	$ 91,000
Extinguishment of debt, Prepayment penalty percentage	3.00%
Hoya Intermediate, LLC [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	3.50%
Hoya Intermediate, LLC [Member] | Maximum [Member] | Base Rate [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	2.50%
Hoya Intermediate, LLC [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	3.00%
Hoya Intermediate, LLC [Member] | Minimum [Member] | Base Rate [Member]
Debt instrument, Amortization payments, Frequency
Debt Instrument, basis spread on variable rate	2.00%
Hoya Intermediate, LLC [Member] | Minimum [Member] | Occur Prior To May 22 2022 [Member]
Debt instrument, Amortization payments, Frequency
Extinguishment of debt, Amount	$ 91,000
Payment for debt extinguishment or debt prepayment cost	91,000
Hoya Intermediate, LLC [Member] | Minimum [Member] | On Or After May 22 2022 Prior To May 22 2023 [Member]
Debt instrument, Amortization payments, Frequency
Extinguishment of debt, Amount	91,000
Payment for debt extinguishment or debt prepayment cost	$ 91,000
Hoya Intermediate, LLC [Member] | June 2017 First Lien Loan [Member]
Debt instrument, Amortization payments, Frequency
Repayments of long term debt						$ 4,809	$ 4,253	$ 5,856	6,967
Hoya Intermediate, LLC [Member] | June 2017 First Lien Loan [Member] | First Lien Debt Facility [Member]
Debt instrument, Amortization payments, Frequency
Debt instrument, face amount											$ 525,000
Hoya Intermediate, LLC [Member] | June 2017 Second Lien Loan [Member]
Debt instrument, Amortization payments, Frequency
Payment for debt extinguishment or debt prepayment cost									400
Repayments of long term debt									40,000
Gain loss on extinguishment of debt									2,414
Payments of debt issuance costs									$ 2,014